Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 372,844,082.76
Previously Paid Amount
Total Fee Amount	51,489.76
Total Offset Amount	51,489.76
Net Fee	$ 0